Warrant Liability - Schedule of Warrants (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants Outstanding	8,730,467	8,730,467	8,730,467
Rye Patch Replacement Warrants Friday, January 31, 2020 One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jan. 31, 2020	Jan. 31, 2020
Exercise Price of Warrants | (per share)	$ 2.09	$ 2.71
Warrants Outstanding	147,692	147,692	147,692
Rye Patch Replacement Warrants Friday, January 31, 2020 Two
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jan. 31, 2020	Jan. 31, 2020
Exercise Price of Warrants | (per share)	$ 2.65	$ 3.44
Warrants Outstanding	7,384,656	7,384,656	7,384,656
Rye Patch Replacement Warrants Wednesday, July 28, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jul. 28, 2021	Jul. 28, 2021
Exercise Price of Warrants | (per share)	$ 2.30	$ 2.98
Warrants Outstanding	1,198,119	1,198,119	1,198,119